Debt - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Apr. 25, 2013	Mar. 15, 2011	Oct. 15, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Cash and cash equivalents	138,907,000				$ 42,349,000	$ 51,890,000	$ 60,740,000
Long-term debt	224,925,000
Amount used in leverage ratio calculation
Debt Instrument [Line Items]
Long-term debt	274,300,000
Maximum | Amount used in leverage ratio calculation
Debt Instrument [Line Items]
Cash and cash equivalents				75,000,000
Term Loan
Debt Instrument [Line Items]
Credit facility amortization percentage				1.00%
Credit Facility
Debt Instrument [Line Items]
Accounts receivable pledged as collateral	32,527,000				0
Cash pledged as collateral to secure long term debt	128,172,000				30,482,000
Credit Facility | Inventories
Debt Instrument [Line Items]
Assets pledged as collateral	1,022,000
Credit Facility | Intangible Assets
Debt Instrument [Line Items]
Assets pledged as collateral	32,653,000				23,195,000
Credit Facility | Property and Equipment
Debt Instrument [Line Items]
Assets pledged as collateral	14,786,000				7,828,000
Credit Facility 2013 | Maximum
Debt Instrument [Line Items]
Increase in revolving credit facility		50,000,000
Credit Facility 2013 | Term Loan
Debt Instrument [Line Items]
Credit facility loan amount		25,000,000
Credit facility interest rate description	Facility A bore interest at a LIBOR rate plus a margin of 2.5% and if applicable, a mandated lead arranger rate and was payable monthly in arrears.
Credit facility repayments description	Facility A was repaid in six equal monthly installments.
Credit Facility 2013 | Term Loan | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate		2.50%
Credit Facility 2013 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility loan amount		50,000,000
Credit facility maturity term		3 years
Credit facility interest rate description	Facility B had a final maturity date in three years and bore interest at a LIBOR rate plus a margin of 2.5% subject to specified consolidated financial ratios.
Credit Facility 2013 | Revolving Credit Facility | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate		2.50%
Credit Facility 2011
Debt Instrument [Line Items]
Credit facility loan amount			235,000,000
Credit facility interest rate description	The credit facility bore interest at an adjusted LIBOR rate plus 6.0% with a LIBOR floor of 1.5%. Interest on the loan was payable in arrears.
Credit facility interest rate, above the reference rate			6.00%
Credit facility interest rate, floor rate			1.50%
Amortization of deferred financing cost		2,643,000
Credit Facility 2014
Debt Instrument [Line Items]
Credit facility loan amount				250,000,000
Credit Facility 2014 | Term Loan
Debt Instrument [Line Items]
Credit facility loan amount	230,000,000			200,000,000
Credit facility maturity term	6 years
Credit facility interest rate description	The Term Loan bears interest at an adjusted LIBOR rate plus 4.75% or a Base Rate plus 3.75% in either case with a floor of 1.0%. The effective interest rate is 6.80% for the Term Loan. Interest on the Term Loan is payable in arrears. The Company determined that the floor of 1.0% is an embedded derivative, which is not required to be separately accounted for as a derivative under ASC 815, Derivatives and Hedging.
Credit facility effective interest rate				6.80%
Credit facility interest rate, floor rate				1.00%
Credit Facility 2014 | Term Loan | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate				4.75%
Credit Facility 2014 | Term Loan | Base Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate				3.75%
Credit Facility 2014 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility loan amount				50,000,000
Credit facility maturity term	5 years
Credit facility interest rate description	The RCF bears interest at an adjusted LIBOR rate plus 2.50% or a Base Rate plus 1.50%. This margin is dependent on the total net leverage ratio. Interest on the loan is payable in arrears. We must pay (i) a commitment fee of 0.50% per annum on the actual daily amount by which the revolving credit commitment exceeds then-outstanding loans and letters of credit under the RCF and (ii) a fronting fee of 0.125% per annum, calculated on the daily amount available to be drawn under each letter of credit issued under the RCF.
Commitment fee percentage per annum				0.50%
Credit facility, fronting fee percentage				0.125%
Credit Facility 2014 | Revolving Credit Facility | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate				2.50%
Credit Facility 2014 | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate				1.50%